Label	Element	Value
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	$ 3,452,000,000
Goodwill, Gross	us-gaap_GoodwillGross	5,060,000,000
Corporate and Other [Member]
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	0
Goodwill, Gross	us-gaap_GoodwillGross	0
Las Vegas, NV [Member]
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	3,115,000,000
Goodwill, Gross	us-gaap_GoodwillGross	4,410,000,000
Other U.S. [Member]
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	337,000,000
Goodwill, Gross	us-gaap_GoodwillGross	$ 650,000,000